Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Parenthetical) (Detail) $ in Millions	Oct. 31, 2022 CAD ($)
Disclosure of financial assets [abstract]
Average fair value of trading derivatives, Favourable	$ 40,673
Average fair value of trading derivatives, Unfavourable	$ 39,481